Financing Liabilities - Financing Liabilities Presented in Non-current Liabilities (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023
Disclosure of detailed information about borrowings [line items]
Non-current financing liabilities	¥ 8,646,710	¥ 6,299,393
Reclassification to current liabilities (Current portion)	(2,588,743)	(1,925,420)
Total	6,057,967	4,373,973
Loans [member]
Disclosure of detailed information about borrowings [line items]
Non-current financing liabilities	1,050,890	958,836
Medium-term notes [member]
Disclosure of detailed information about borrowings [line items]
Non-current financing liabilities	5,129,411	3,359,462
Corporate bonds [member]
Disclosure of detailed information about borrowings [line items]
Non-current financing liabilities	1,038,311	1,001,187
Asset-backed securities [member]
Disclosure of detailed information about borrowings [line items]
Non-current financing liabilities	¥ 1,428,098	¥ 979,908